UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2019 (Unaudited)

Schedule of Investments LSV Global Managed Volatility Fund
	Shares	Value (000)
U.S. Common Stock (52.2%)
Agricultural Products (0.4%)
Ingredion	700	$69

Asset Management & Custody Banks (0.6%)
New Mountain Finance	7,700	108

Automotive (0.6%)
Cooper-Standard Holdings*	300	23
Ford Motor	9,400	83

		106

Automotive Retail (0.9%)
AutoZone*	200	169

Biotechnology (1.1%)
Amgen	700	131
Gilead Sciences	900	63

		194

Chemicals (0.4%)
Eastman Chemical	900	73

Commercial Services (0.8%)
Sykes Enterprises*	1,600	44
Western Union	5,400	99

		143

Computers & Services (2.8%)
Apple	1,600	266
eBay	2,900	98
Oracle	2,900	146

		510

Consumer Staples (0.6%)
Kimberly-Clark	1,000	111

Drug Retail (1.7%)
Walgreens Boots Alliance	4,300	311

Electrical Services (6.1%)
Ameren	3,500	243
Edison International	1,400	80
Entergy	3,600	321
Exelon	6,900	330
FirstEnergy	1,900	74
Public Service Enterprise Group	1,400	76

		1,124

Environmental & Facilities Services (1.6%)
Republic Services, Cl A	1,300	100

LSV Global Managed Volatility Fund
	Shares	Value (000)
Environmental & Facilities Services (continued)
Waste Management	2,000	$191

		291

Food, Beverage & Tobacco (3.1%)
Altria Group	4,500	222
JM Smucker	900	95
Molson Coors Brewing, Cl B	900	60
Tyson Foods, Cl A	3,200	198

		575

General Merchandise Stores (1.4%)
Target	3,600	263

Health Care Facilities (0.6%)
HCA Holdings	800	111

Health Care REIT’s (0.5%)
Senior Housing Properties Trust	7,200	99

Insurance (3.7%)
Aflac	2,700	129
Allstate	3,300	290
American Financial Group	800	76
Berkshire Hathaway, Cl B*	900	185

		680

IT Consulting & Other Services (1.9%)
Amdocs	3,000	167
International Business Machines	1,300	175

		342

Machinery (0.9%)
Allison Transmission Holdings	3,400	165

Media & Entertainment (0.4%)
Comcast, Cl A	2,200	80

Mortgage REIT’s (2.1%)
Annaly Capital Management	10,200	107
MFA Financial	10,000	73
Starwood Property Trust	4,900	108
Two Harbors Investment	6,900	101

		389

Multimedia (0.5%)
Walt Disney	800	89

Paper Packaging (0.7%)
Sonoco Products	2,100	121

Petroleum & Fuel Products (3.6%)
Chevron	2,100	241

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Petroleum & Fuel Products (continued)
ExxonMobil	2,400	$176
Phillips 66	1,610	153
Valero Energy	1,000	88

		658

Pharmaceuticals (5.8%)
AbbVie	700	56
Eli Lilly	900	108
Johnson & Johnson	2,300	306
Merck	2,400	179
Pfizer	9,700	412

		1,061

Real Estate (0.5%)
Spirit Realty Capital	2,420	96

Reinsurance (0.5%)
Everest Re Group	400	88

Retail (2.0%)
Brinker International	1,600	65
Kohl’s	800	55
Kroger	3,800	107
Walmart	1,500	144

		371

Semi-Conductors/Instruments (1.4%)
Intel	5,600	264

Telephones & Telecommunications (5.0%)
AT&T	5,093	153
Cisco Systems	3,300	156
F5 Networks*	600	97
Juniper Networks	3,100	81
Motorola Solutions	600	70
Verizon Communications	6,600	363

		920

TOTAL U.S. COMMON STOCK (Cost $9,281)		9,581

Foreign Common Stock (46.8%)
Australia (1.5%)
AGL Energy	10,400	162
Coca-Cola Amatil	19,600	120

		282

Belgium (0.6%)
Ageas	2,200	102

LSV Global Managed Volatility Fund
	Shares	Value (000)
Canada (5.3%)
Bank of Montreal	1,500	$110
Bank of Nova Scotia	1,900	108
Canadian Imperial Bank of Commerce	900	76
Canadian Tire, Cl A	1,100	125
Loblaw	2,100	102
National Bank of Canada	1,700	80
Power Financial	4,300	88
TELUS	5,900	207
Toronto-Dominion Bank	1,400	79

		975

China (0.3%)
Shenzhen Expressway, Cl H	54,000	61

Denmark (1.0%)
Danske Bank	4,400	81
Scandinavian Tobacco Group	7,200	93
Spar Nord Bank	900	8

		182

France (2.6%)
Cie Generale des Etablissements Michelin SCA	800	87
Sanofi	2,000	173
Total	3,800	209

		469

Germany (1.6%)
Evonik Industries	3,800	104
Muenchener Rueckversicherungs	600	133
Talanx	1,500	56

		293

Hong Kong (3.6%)
China Mobile	28,100	295
China Telecom, Cl H	146,000	79
Dah Sing Banking Group	30,400	59
Johnson Electric Holdings	28,000	64
Kerry Properties	20,000	83
NWS Holdings	33,000	75

		655

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Hungary (0.6%)
Magyar Telekom Telecommunications	70,500	$119

Israel (0.7%)
Bank Hapoalim	9,300	63
Mizrahi Tefahot Bank	3,500	65

		128

Italy (1.1%)
Enel	14,100	85
Hera	34,500	116

		201

Japan (9.5%)
AEON REIT Investment	100	117
Aisin Seiki	3,300	130
Astellas Pharma	4,800	71
Canon	3,100	89
Canon Electronics	1,300	21
DCM Holdings	10,000	102
Doutor Nichires Holdings	1,300	25
FUJIFILM Holdings	2,500	107
Honda Motor	3,400	101
Japan Airlines	4,000	146
KDDI	4,200	105
Mitsubishi Shokuhin	1,900	50
Nippon Flour Mills	3,700	62
Nippon Telegraph & Telephone	5,700	244
Osaka Gas	3,100	61
Teijin	5,400	93
Toyota Motor	1,200	73
Ube Industries	3,800	86
Yamaguchi Financial Group	5,800	59

		1,742

Malaysia (0.1%)
AMMB Holdings	22,300	24

Netherlands (2.0%)
Koninklijke Ahold Delhaize	6,900	182
Royal Dutch Shell, Cl B	2,900	90
Signify	3,700	92

		364

New Zealand (0.5%)
Z Energy	21,000	87

LSV Global Managed Volatility Fund
	Shares	Value (000)
Russia (0.3%)
LUKOIL PJSC ADR	700	$56

Singapore (1.3%)
DBS Group Holdings	5,000	89
United Overseas Bank	8,300	155

		244

South Africa (0.1%)
Astral Foods	1,600	20

South Korea (3.1%)
KB Financial Group	2,000	87
Kia Motors	2,000	65
KT&G	1,100	98
LG Uplus	4,100	56
Samsung Card	3,100	93
SK Telecom	700	162

		561

Switzerland (1.9%)
Roche Holding AG	600	159
Swiss Life Holding	300	123
Valiant Holding	600	65

		347

Taiwan (2.5%)
China Motor	77,000	60
First Financial Holding	137,000	91
Greatek Electronics	59,000	79
International CSRC Investment Holdings	33,492	47
SinoPac Financial Holdings	216,000	73
Taichung Commercial Bank	325,498	112

		462

Thailand (1.7%)
Kiatnakin Bank	27,300	60
PTT Global Chemical	25,800	56
Thai Oil	37,200	86
Tisco Financial Group	41,200	109

		311

United Kingdom (4.9%)
BAE Systems	30,300	203
BP	13,400	91
GlaxoSmithKline	12,000	233
Imperial Brands	5,600	185
Royal Mail	15,800	56

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
United Kingdom (continued)
Tate & Lyle	14,700	$133

		901

TOTAL FOREIGN COMMON STOCK (Cost $8,998)		8,586

	Face
	Amount
	(000)
Repurchase Agreement (0.9%)
Morgan Stanley 2.300%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $160 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $162, 1.875% - 3.750%, 11/15/21 - 11/15/43; total market value $163)	$160	160

TOTAL REPURCHASE AGREEMENT (Cost $160)		160

Total Investments – 100.0% (Cost $18,439)		$18,327

Percentages are based on Net Assets of $18,334 (000).

*    Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
United States	$9,581	$–	$–	$9,581

Total Common Stock	9,581	–	–	9,581

Foreign Common Stock
Australia	282	–	–	282
Belgium	102	–	–	102
Canada	975	–	–	975
China	61	–	–	61
Denmark	182	–	–	182
France	469	–	–	469
Germany	293	–	–	293
Hong Kong	655	–	–	655
Hungary	119	–	–	119
Israel	128	–	–	128
Italy	201	–	–	201
Japan	1,742	–	–	1,742
Malaysia	24	–	–	24
Netherlands	364	–	–	364
New Zealand	87	–	–	87
Russia	56	–	–	56
Singapore	244	–	–	244
South Africa	20	–	–	20
South Korea	561	–	–	561
Switzerland	347	–	–	347
Taiwan	–	462	–	462
Thailand	311	–	–	311
United Kingdom	901	–	–	901

Total Foreign Common Stock	8,124	462	–	8,586

Total Repurchase Agreement	–	160	–	160

Total Investments in Securities	$17,705	$622	$–	$18,327

‡ Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2019, there were no transfers from Level 2 to Level 1 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-1000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019